Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 227,040,251	¥ 246,270,442
Overseas [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	213,193,629	212,158,382
Non VIE [Member] | China [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,044,669	1,238,532
VIEs [Member] | China [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 11,801,953	¥ 32,873,528